NATURE OF OPERATIONS (Details)	Sep. 01, 2009 $ / shares	Aug. 31, 2009	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018	Aug. 31, 2008 $ / shares shares	Jan. 19, 1994 Unit
Schedule of Equity Method Investments [Line Items]
Number of other partners to ProGold joint venture | Unit							2
Ownership percentage in joint venture			49.00%
Redemption price of Class A Common Voting Membership Stock (in dollars per share) | $ / shares	$ 150
Non-voting preferred stock, authorized (in shares)						10,000
Non-voting preferred stock, authorized, par value (in dollars per share) | $ / shares						$ 1,000
Non-voting preferred stock, issued (in shares)						0
Non-voting preferred stock, outstanding (in shares)						0
Percentage of book value of stock, paid as a consideration, in the event of right to recall stock of any member was exercised		25.00%
Progold Limited Liability Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in joint venture			49.00%
Progold Limited Liability Company [Member] | Co Venturer [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage in joint venture			51.00%
Ownership percentage available to be purchased under Option Agreement			50.00%	50.00%	50.00%